CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ 160	¥ 1,096	¥ 2,174	¥ (1,624)
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	249	1,707	1,834	3,560
Equity in (income)/loss of affiliates	5	32	65	(602)
Loss from disposal of property, equipment and software	6	41	52	9
Gain on disposal of long-term investment	(173)	(1,181)	(1,416)	(290)
Loss/(gain) from disposal of a subsidiary		2	(11)
Impairments of long-term investment			411	48
Provision/impairment related to an equity method investment	9	61	967
Changes in fair value for equity investments measured at fair value	446	3,064
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition	(36)	(249)
Provision for doubtful accounts	10	69	98	32
Depreciation of property, equipment and software	79	546	490	461
Amortization of intangible assets and land use rights	63	436	393	257
Deferred income tax (benefits)/expenses	(92)	(632)	(168)	28
Changes in current assets and liabilities, net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions, net of deconsolidations:
Increase in accounts receivable	(102)	(704)	(52)	(1,349)
(Increase)/decrease in due from related parties	(186)	(1,280)	259	(602)
Decrease/(increase) in prepayments and other current assets	(297)	(2,039)	410	591
Decrease/(increase) in long-term receivables	(6)	(41)	45	75
Increase in accounts payable	536	3,687	171	1,251
Increase/(decrease) in due to related parties	11	73	(359)	583
Increase in salary and welfare payable	32	220	954	1,259
(Decrease)/increase in taxes payable	6	42	(140)	(778)
Increase/(decrease) in advances from customers	194	1,333	(341)	2,271
Increase/(decrease) in accrued liability for customer reward program	(12)	(82)	(49)	65
Increase in other payables and accruals	134	914	1,282	25
Net cash provided by operating activities	1,036	7,115	7,069	5,270
Cash flows from investing activities:
Purchase of property, equipment and software	(98)	(673)	(471)	(683)
Cash paid for long-term investments	(638)	(4,387)	(1,541)	(5,408)
Cash paid for business combinations, net of cash acquired		1	(309)	(9,157)
Purchase of intangible assets	(5)	(35)	(23)	(6)
Increase in short-term investments and borrowings	(1,282)	(8,811)	(13,936)	(5,935)
Cash repayment from long-term receivables				212
Cash received from loans to the users	149	1,022	441
Cash paid for loans to the users	(145)	(998)	(580)
Net change in loans to the users with terms of less than three months	(134)	(918)	(252)
Cash received from disposal of long-term investments	105	723	1,453	717
Cash used from deconsolidation of a subsidiary, net of cash disposed				(90)
Cash used from disposal of a subsidiary, net of cash received		(2)	(11)
Net cash used in investing activities	(2,048)	(14,078)	(15,229)	(20,350)
Cash flows from financing activities:
Proceeds from short-term bank loans	1,712	11,768	2,137	1,980
Proceeds from long-term bank loans	432	2,973	6,202	2,550
Proceeds from exercise of share options	98	677	732	212
Cash paid for acquisition of additional equity stake in subsidiaries	(174)	(1,196)	(1,759)	(6,532)
Cash paid for settlement of convertible notes	(480)	(3,297)		(2,034)
Proceeds from securitization debt	88	608
Cash received from non-controlling shareholders	57	393	58	87
Proceeds from issuance of senior convertible notes, net of issuance costs				6,545
Proceeds from Early Termination of Purchased Call Option			650
Proceeds from issuance of ordinary shares, net of issuance costs				10,653
Repayment of loans due to related parties				(1,821)
Proceeds from repayment of loans due from related parties				651
Net cash provided by financing activities	1,733	11,926	8,020	12,291
Effect of foreign exchange rate changes on cash and cash equivalents, restricted cash	119	819	(47)	1,465
Net increase/(decrease) in cash and cash equivalents, restricted cash	840	5,782	(187)	(1,324)
Cash and cash equivalents, restricted cash, beginning of year	2,908	19,992	20,179	21,503
Cash and cash equivalents, restricted cash, end of year	3,748	25,774	19,992	20,179
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	191	1,315	1,575	412
Cash paid for interest, net of amounts capitalized	210	1,444	1,218	594
Supplemental schedule of non-cash investing and financing activities
Conversion of convertible senior notes			2,396	2,605
Non-cash consideration paid for business acquisitions, investments and non-controlling interest	(137)	(942)	(1,179)	(14,626)
Share exchange for equity investment				(2,499)
Accruals related to purchase of property, equipment and software	(3)	(22)	(42)	(23)
Unpaid cash consideration for business acquisitions and acquisition of additional shares of subsidiary	$ (27)	¥ (188)	¥ (626)	¥ (497)